Taxes Payable	12 Months Ended
Dec. 31, 2020
Taxes Payable
Taxes Payable

10. Taxes Payable

The following is a summary of taxes payable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Enterprise income taxes payable	45,771	38,281
VAT payable	2,025	11,134
Withholding individual income taxes for employees	17,537	9,970
Others	272	685
Total	65,605	60,070